Trading Liabilities - Summary of Trading Liabilities (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2023	Mar. 31, 2022
Disclosure of financial liabilities [line items]
Trading liabilities	¥ 3,291,089	¥ 3,181,992
Debt instruments [member]
Disclosure of financial liabilities [line items]
Trading liabilities	3,101,433	3,152,043
Equity instruments [member]
Disclosure of financial liabilities [line items]
Trading liabilities	¥ 189,656	¥ 29,949